Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	4	56	6
Proceeds from transfer of assets	5,574	6,156	974
Servicing fees	0	0	1
Cash received on interests that continue to be held	70	57	205
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(8)	3	65
Proceeds from transfer of assets	24,523	15,143	30,695
Purchases of previously transferred financial assets or their underlying collateral	(10)	(25)	(4)
Servicing fees	4	3	3
Cash received on interests that continue to be held	486	554	382
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	15	83	24
Proceeds from transfer of assets	915	591	1,268
Purchases of previously transferred financial assets or their underlying collateral	(213)	(621)	(256)
Servicing fees	0	0	1
Cash received on interests that continue to be held	633	1,350	701
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	4	56	6
Proceeds from transfer of assets	5,574	6,156	974
Servicing fees	0	0	1
Cash received on interests that continue to be held	70	57	205
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(8)	3	65
Proceeds from transfer of assets	24,523	15,143	30,695
Purchases of previously transferred financial assets or their underlying collateral	(10)	(25)	(4)
Servicing fees	4	3	3
Cash received on interests that continue to be held	486	554	382
Bank | Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	15	83	24
Proceeds from transfer of assets	915	591	1,268
Purchases of previously transferred financial assets or their underlying collateral	(213)	(621)	(256)
Servicing fees	0	0	1
Cash received on interests that continue to be held	633	1,350	701